Offsetting Financial Assets and Financial Liabilities - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016
Gross amounts of financial liabilities [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	€ 580,812		€ 550,204
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	13,318		21,209
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	5,242		8,551
Securities loaned (enforceable)	6,688		3,524
Securities loaned (non-enforceable)	0		75
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	72,106		57,902
Negative market values from derivative financial instruments (enforceable)	347,496		569,064
Negative market values from derivative financial instruments (non-enforceable)	13,158		19,119
Financial liabilities designated at fair value through profit or loss (enforceable)	104,594		82,421
Financial liabilities designated at fair value through profit or loss (non-enforceable)	23,214		17,694
Total financial liabilities at fair value through profit or loss	560,568		746,200
Other liabilities	143,514		186,896
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,841		5,793
Remaining liabilities not subject to netting	190,183		208,773
Total liabilities	1,500,326		1,725,431
Gross amounts set off on the balance sheet [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0		0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	(455)		(4,020)
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	0		0
Securities loaned (enforceable)	0		0
Securities loaned (non-enforceable)	0		0
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	(643)		(873)
Negative market values from derivative financial instruments (enforceable)	(17,928)		(124,325)
Negative market values from derivative financial instruments (non-enforceable)	0		0
Financial liabilities designated at fair value through profit or loss (enforceable)	(63,360)		(39,031)
Financial liabilities designated at fair value through profit or loss (non-enforceable)	0		0
Total financial liabilities at fair value through profit or loss	(81,932)		(164,228)
Other liabilities	(11,306)		(31,456)
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(547)		(1,200)
Remaining liabilities not subject to netting	0		0
Total liabilities	(93,692)		(199,704)
Net amounts of financial liabilities presented on the balance sheet [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	580,812		550,204
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	12,863		17,189
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	5,242		8,551
Securities loaned (enforceable)	6,688		3,524
Securities loaned (non-enforceable)	0		75
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	71,462		57,029
Negative market values from derivative financial instruments (enforceable)	329,568		444,739
Negative market values from derivative financial instruments (non-enforceable)	13,158		19,119
Financial liabilities designated at fair value through profit or loss (enforceable)	41,234		43,390
Financial liabilities designated at fair value through profit or loss (non-enforceable)	23,214		17,694
Total financial liabilities at fair value through profit or loss	478,636		581,971
Other liabilities	132,208		155,440
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,294		4,593
Remaining liabilities not subject to netting	190,183		208,773
Total liabilities	1,406,633		1,525,727
Impact of Master Netting Agreements [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0		0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	0		0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	0		0
Securities loaned (enforceable)	0		0
Securities loaned (non-enforceable)	0		0
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	0		0
Negative market values from derivative financial instruments (enforceable)	(286,720)		(386,612)
Negative market values from derivative financial instruments (non-enforceable)	0		0
Financial liabilities designated at fair value through profit or loss (enforceable)	(728)		(2,748)
Financial liabilities designated at fair value through profit or loss (non-enforceable)	0		0
Total financial liabilities at fair value through profit or loss	(287,448)		(389,360)
Other liabilities	(44,815)		(56,679)
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(1,162)		(2,834)
Remaining liabilities not subject to netting	0		0
Total liabilities	(332,263)		(446,039)
Cash collateral [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0		0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	0		0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	0		0
Securities loaned (enforceable)	0		0
Securities loaned (non-enforceable)	0		0
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	0		0
Negative market values from derivative financial instruments (enforceable)	(25,480)		(35,124)
Negative market values from derivative financial instruments (non-enforceable)	(1,913)		(1,721)
Financial liabilities designated at fair value through profit or loss (enforceable)	0		0
Financial liabilities designated at fair value through profit or loss (non-enforceable)	1,111		(7,910)
Total financial liabilities at fair value through profit or loss	(26,282)		(44,755)
Other liabilities	(31)		(1,298)
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(31)		(1,297)
Remaining liabilities not subject to netting	0		0
Total liabilities	(26,314)		(46,053)
Financial instrument collateral [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	[1]	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	(12,863)	[1]	(17,189)
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	(4,985)	[1]	(8,403)
Securities loaned (enforceable)	(6,688)	[1]	(3,524)
Securities loaned (non-enforceable)	0		(50)
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	0	[1]	0
Negative market values from derivative financial instruments (enforceable)	(6,124)	[1]	(9,325)
Negative market values from derivative financial instruments (non-enforceable)	(615)	[1]	(897)
Financial liabilities designated at fair value through profit or loss (enforceable)	(40,506)	[1]	(40,642)
Financial liabilities designated at fair value through profit or loss (non-enforceable)	(13,646)	[1]	(7,664)
Total financial liabilities at fair value through profit or loss	(60,891)	[1]	(58,528)
Other liabilities	(87)	[1]	0
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(87)	[1]	0
Remaining liabilities not subject to netting	0	[1]	0
Total liabilities	(85,514)	[1]	(87,693)
Net amount [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	580,812		550,204
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	0		0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	257		149
Securities loaned (enforceable)	0		0
Securities loaned (non-enforceable)	0		25
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	71,462		57,029
Negative market values from derivative financial instruments (enforceable)	11,244		13,678
Negative market values from derivative financial instruments (non-enforceable)	10,630		16,501
Financial liabilities designated at fair value through profit or loss (enforceable)	0		0
Financial liabilities designated at fair value through profit or loss (non-enforceable)	10,679		2,120
Total financial liabilities at fair value through profit or loss	104,015		89,328
Other liabilities	87,275		97,463
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	15		463
Remaining liabilities not subject to netting	190,183		208,773
Total liabilities	€ 962,542		€ 945,942

[1]	Excludes real estate and other non-financial instrument collateral.